Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	. No stock options were
exercised by the named executive officers in 2025. The Company does not currently use stock options to compensate its directors, officers or employees. The Company discontinued the granting of options after 2016.
Award Timing Method	No stock options were
exercised by the named executive officers in 2025. The Company does not currently use stock options to compensate its directors, officers or employees. The Company discontinued the granting of options after 2016.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	. No stock options were
exercised by the named executive officers in 2025. The Company does not currently use stock options to compensate its directors, officers or employees. The Company discontinued the granting of options after 2016.
MNPI Disclosure Timed for Compensation Value	false